UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [x]; Amendment Number:13F-HR/A
 This Amendment (Check only one.):[x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  November 23, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     3,536,330

Form 13F Information Table Value Total:  $131,234,000



List of Other Included Managers:

NONE

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FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

Alcoa, Inc	    com   13817101  415   6700   sh	  sole	  none 		      6700
Allied Signal	    com   19512102  573   9100	 sh	  sole    none                9100
American Eagle Out  com	  02553D108 1062  23348  sh	  sole	  none		     23348
American Home Prods com	  26609107  230   4000   sh	  sole	  none		      4000
American Express Co com	  25816109  613	  4710	 sh	  sole	  none		      4700
AT&T Corp	    com	  001957109 229	  4105	 sh	  sole	  none		      4105
Bank One Corp.	    com   6423A103  722	 12130	 sh	  sole	  none		      2230
Bell Atlantic 	    com	  77853109  596	  9110	 sh	  sole	  none		      9110
Bellsouth Corp.	    com	  79860102  569	 12345	 sh	  sole	  none		     12745
Biogen Inc	    com	  090597105 219   3400	 sh	  sole	  none		      3400
Biomet, Inc.	    com	  90613100  445  11200	 sh	  sole	  none		     11200
Bristol Myers Squibbcom	  110122108 1400 19870	 sh	  sole	  none		     19870
Capital One Finl    com	  14040H105 282	  5070	 sh	  sole	  none		      5070
Cisco Sys Inc	    com	  17275R102 1106  17165	 sh	  sole	  none		     17165
Coca Cola Co.	    com	  191216100 350   5648	 sh	  sole	  none		      5648
Compaq Computer     com	  204493100 497	 21000	 sh	  sole	  none		     21000
Concord EFS Inc	    com	  206197105 987	 23330	 sh	  sole	  none		     23330
Daimlerchrysler AG  ord   D1668R123 385	  4322	 sh	  sole	  none		      4322
Duke Realty Invt    com	  264411505 433  19210	 sh	  sole	  none		     19210
Emerson Elec Co	    com	  291011104 203	  3220	 sh	  sole	  none		      3220
Federal Natl Mtg    com	  313586109  41    600	 sh	  sole	  none		       600
Ford Mtr Co Del	    com	  345370100 388   6879	 sh	  sole	  none		      6879
General Elec Co.    com	  369604103 1604 14198	 sh	  sole	  none		     14198
GTE Corp	    com	  362320103 319   4225	 sh	  sole	  none		      4225
Huntington Bancsharecom	  446150104 247   7044	 sh	  sole	  none		      7044
Intel Corp	    com	  458140100 639	 10740	 sh	  sole	  none		     10740
Intl Business Mach  com   459200101 208	  1608	 sh	  sole	  none		      1608
Intl Paper Co	    com	  460146103 540	 10750	 sh	  sole	  none		     10750
Johnson & Johnson   com	  478160104 630	  6431	 sh	  sole	  none		      6431
McDonalds Corp.     com	  580135101 880	 21400	 sh	  sole	  none		     21400
MCI Worldcom Inc.   com	  55268B106 241   2800	 sh	  sole	  none		      2800
Merck & Co. Inc.    com	  589331107 945  12840	 sh	  sole	  none		     12840
Miller Herman Inc.  com	  600544100 386  18400	 sh	  sole	  none		     18400
Morgan JP & Co Inc. com	  616880100 618	  4400	 sh	  sole	  none		      4400
National City Corp  com	  635405103 1690 25801	 sh	  sole	  none		     25801
Pharmacia & Upjohn  com	  716941109 8833 155480	 sh	  sole	  none		    155480
Procter & Gamble Co com	  742718109 361	  4050	 sh	  sole	  none		      4050
Sara Lee Corp	    com	  803111103 431	 19004	 sh	  sole	  none		     19004
SBC Communications  com	  78387G103 217	  3738	 sh	  sole	  none		      3738
Schering Plough Corpcom	  806605101 1344 25600	 sh	  sole	  none		     25600
Softech Inc.        com	  834021107 3299 1277948 sh	  sole	  none		   1277948
SPDR TR	      unit ser1	  78462F103 15884 115940 sh	  sole	  none		    115940
Stryker Corp	    com	  863667101 94070 1564944sh	  sole	  none		   1564944
Sun Microsystems Inccom	  866810104 1295  18800	 sh	  sole	  none		     18800
Tetra Tech Inc      com   88162F105 639	  38698	 sh	  sole	  none		     38698
Tyco Intl Ltd New   com	  902124106 1062  11207	 sh	  sole	  none		     11207
Vodafone Group PLC  com	  92857T107 251	  1275	 sh	  sole	  none		      1275
Union Carbide Corp  com	  905581104 395	  8110	 sh	  sole	  none		      8110
Wal Mart Stores Inc com	  931142103 477	  9890	 sh	  sole	  none		      9890
Exxon Corp.	    com	  302290101 632   8200	 sh	  sole	  none		      8200
2002 Target Term Tr com	  90210103  216  15292	 sh	  sole	  none		     15292
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